Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008		$ 20		$ 33,082	$ (38)	$ 12,270	$ 45,334
Balance, shares at Dec. 31, 2008	[1]	6,694,063
Exercise of options		0	[2]	633			633
Exercise of options, shares		115,250
Share-based compensation				439			439
Net income						2,819	2,819
Balance at Dec. 31, 2009		20		34,154	(38)	15,089	49,225
Balance, shares at Dec. 31, 2009	[1]	6,809,313
Exercise of options		0	[2]	259			259
Exercise of options, shares		70,375
Share-based compensation				231			231
Net income						5,715	5,715
Balance at Dec. 31, 2010		20		34,644	(38)	20,804	55,430
Balance, shares at Dec. 31, 2010	[1]	6,879,688
Exercise of options		0	[2]	164			164
Exercise of options, shares		45,400
Share-based compensation				437			437
Net income						8,243	8,243
Balance at Dec. 31, 2011		$ 20		$ 35,245	$ (38)	$ 29,047	$ 64,274
Balance, shares at Dec. 31, 2011	[1]	6,925,088

[1]	Net of 14,971 shares held by the subsidiary
[2]	Less than 1 thousand.